SCHEDULE OF COMPANY AND ITS MAJOR SUBSIDIARIES (Details)	12 Months Ended
Dec. 31, 2023
MKD British Virgin Islands [Member]
Percentage of ownership	100.00%
MKD Taiwan [Member]
Percentage of ownership	62.36%
MKD Samoa [Member]
Percentage of ownership	62.36%
MKD Shanghai [Member]
Percentage of ownership	62.36%
MKD Jiaxing [Member]
Percentage of ownership	77.85%
MKD British Virgin Islands [Member]
Date of incorporation	Mar. 30, 2023
Place of incorporation	British Virgin Islands
Principal activities	Investment holding
MKD Taiwan [Member]
Date of incorporation	Sep. 26, 2006
Place of incorporation	Taiwan, PRC
Principal activities	Trading, designing and manufacturing industrial embedded system and automotive electronics
MKD Samoa [Member]
Date of incorporation	Mar. 19, 2010
Place of incorporation	Samoa
Principal activities	Investment holding
MKD Shanghai [Member]
Date of incorporation	Aug. 01, 2011
Place of incorporation	Shanghai, PRC
Principal activities	Trading industrial embedded system and automotive electronics
MKD Jiaxing [Member]
Date of incorporation	Jan. 30, 2018
Place of incorporation	Zhejiang, PRC
Principal activities	Trading, designing and manufacturing industrial embedded system and automotive electronics